Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	2018	2017
Trading assets	50,152	116,748
Non-trading derivatives	2,664	2,231
Designated at fair value through profit or loss	2,887	4,242
Mandatorily measured at fair value through profit or loss	64,783	n/a
	120,486	123,221

At January 1 2018, the classification of certain Loans and advances to customers and Debt instruments has changed to financial assets ‘Mandatorily measured at fair value through profit or loss’ due to the implementation of IFRS 9 (SPPI test). As per 1 January 2018 reverse repurchase portfolios that are managed and whose performance is evaluated on a fair value basis, amounting to EUR 54,825 million, were classified as financial assets ‘Mandatorily measured at fair value through profit or loss’, which were previously reported as ‘Trading assets’ and ‘Assets designated as at fair value through profit or loss’. These reverse repurchase agreements are used by ING as part of its own regular treasury activities, but also relate to the role that ING plays as intermediary between different professional customers. The related repurchase financial liabilities, amounting to EUR 37,161 million, were classified as financial liabilities ‘Designated at fair value through profit or loss’.

Reference is made to Note 44 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions.

Trading assets

Trading assets by type
	2018	2017
Equity securities	8,898	13,666
Debt securities	5,213	7,477
Derivatives	22,110	27,444
Loans and receivables	13,931	68,161
	50,152	116,748

Trading assets and Trading liabilities include assets and liabilities that are classified under IFRS as Trading, but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets.

A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting). Although these are presented as Trading under IFRS, these are directly related to services to ING’s customers.

Loans and receivables in the trading portfolio mainly relate to (reverse) repurchase agreements, which are comparable to collateralised lending. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not always allow netting of these positions in the statement of financial position.

As at 31 December 2018, Trading assets include receivables of EUR 12,939 million (2017: EUR 67,138 million) with regard to reverse repurchase transactions.

Reference is made to Note 15 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.

Non-trading derivatives

Non-trading derivatives by type
	2018	2017
Derivatives used in
- fair value hedges	650	542
- cash flow hedges	1,012	617
- hedges of net investments in foreign operations	41	29
Other non-trading derivatives	961	1,043
	2,664	2,231

Reference is made to Note 40 ‘Derivatives and hedge accounting’ for information on derivatives used for hedge accounting.

Other non-trading derivatives mainly includes interest rate swaps and foreign exchange currency swaps for which no hedge accounting is applied.

As at 31 December 2018, Other non-trading derivatives no longer includes balances related to warrants on the shares of Voya Financial Inc. and NN Group N.V. (2017: EUR 51 million and EUR 2 million respectively). In 2018, ING sold its 7 million remaining warrants on shares in Voya and 35 million remaining warrants on shares in NN Group. Reference is made to Note 23 ‘Valuation results and net trading income’.

Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2018	2017
Equity securities		4
Debt securities	2,114	1,739
Loans and receivables	772	2,499
	2,887	4,242

Included in the ‘Financial assets designated at fair value through profit or loss’ is a portfolio of loans and receivables which is economically hedged by credit derivatives. The hedges do not meet the criteria for hedge accounting and the loans are recorded at fair value to avoid an accounting mismatch. The maximum credit exposure of the loans and receivables included in ‘Financial assets designated at fair value through profit or loss’ approximates its carrying value. The cumulative change in fair value of the loans attributable to changes in credit risk is not significant.

The notional value of the related credit derivatives is EUR 1,364 million (2017: EUR 232 million). The change in fair value of the credit derivatives attributable to changes in credit risk since the loans were first designated, amounts to EUR -23 million (2017: EUR -6 million) and the change for the current year amounts to EUR 17 million (2017: EUR 2 million).

The changes in fair value of the (designated) loans attributable to changes in credit risk have been calculated by determining the changes in credit spread implicit in the fair value of bonds issued by entities with similar credit characteristics.

As at 31 December 2018, Loans and receivables designated at fair value through profit or loss does not include any balances with regard to reverse repurchase transactions (2017: EUR 2,095 million).

Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
	2018	2017
Equity securities	210	n/a
Debt securities	1,103	n/a
Loans and receivables	63,469	n/a
	64,783	n/a

Prior year, applying IAS 39, the majority of the equity and debt securities were classified as ‘Investments – Available-for-sale’.

For details on ING Group’s exposure to debt securities reference is made to Note 6 ‘Securities at amortised cost’.

None of the equity securities are individually significant for ING Group.

As at 31 December 2018, Loans and receivables mandatorily measured at fair value through profit or loss includes EUR 63,022 million with regard to reverse repurchase transactions.